Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Property, plant and equipment	$ 40,501	$ 40,124
Less: Accumulated depreciation	26,505	26,241
Property, plant and equipment-net (Note G)	13,996	13,883
Land and land improvements
Property, Plant and Equipment
Property, plant and equipment	747	786
Buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	9,610	9,531
Plant, laboratory and office equipment
Property, Plant and Equipment
Property, plant and equipment	27,731	26,843
Plant and Other Property
Property, Plant and Equipment
Property, plant and equipment	38,088	37,160
Less: Accumulated depreciation	25,234	24,703
Property, plant and equipment-net (Note G)	12,854	12,457	12,432
Rental machines
Property, Plant and Equipment
Property, plant and equipment	2,414	2,964
Less: Accumulated depreciation	1,271	1,538
Property, plant and equipment-net (Note G)	$ 1,142	$ 1,426